Debt Obligations (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Longterm Debt Maturities [Line Items]
Long-term debt, Total	$ 1,133,580	$ 566,146
2015, interest	7,401	19,277
2016, interest	33,708	19,020
2017, interest	31,729	17,909
2018, interest	27,582	16,318
2019, interest	17,342	9,941
Thereafter, interest	17,888	14,201
Above / Below market interest, interest	4,982	(3,581)
Interest Payments, Total	140,632	93,085
2015, Total	9,062	23,154
2016, Total	61,908	31,461
2017, Total	53,733	37,006
2018, Total	332,686	48,295
2019, Total	449,764	328,008
Thereafter, Total	221,445	101,803
Above / Below market interest, Total	4,982	(3,581)
Unsecured Debt [Member]
Longterm Debt Maturities [Line Items]
2018	270,059
2019	300,000	200,000
Long-term debt, Total	570,059	200,000
Mortgages [Member]
Longterm Debt Maturities [Line Items]
2015	1,661	3,877
2016	28,200	12,441
2017	22,004	19,097
2018	35,045	31,977
2019	17,422	3,067
Thereafter	203,557	87,602
Long-term debt, Total	307,889	158,061
Exchangeable Senior Notes 3.75% [Member]
Longterm Debt Maturities [Line Items]
2019	115,000	115,000
Long-term debt, Total	$ 115,000	$ 115,000